Labor and Social Obligations - Number and Movements of Share Options (Details) R$ / shares in Units, R$ in Thousands			12 Months Ended
	May 20, 2020 R$ / shares	Aug. 04, 2017	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Labor and Social Obligations
Outstanding share options			0
Arco plan
Labor and Social Obligations
Impact of share-based compensation reserve in Income Statement			R$ 0
Outstanding share options			0
International school plan
Labor and Social Obligations
Impact of share-based compensation reserve in Income Statement			R$ 129	R$ 549
Granted		294,735
Share options exercised	153,262
Unit value of options exercised | R$ / shares	R$ 1.39